DoubleLine Global Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited)
1
P RINCIPAL
A MOUNT S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
a a a a a
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 58.5%
AUSTRALIA - 1.5%
6,300,000 AUD Australia Government Bond ...................................... 2.75% 6/21/2035 3,748,361
BELGIUM - 2.4%
1,726,000 EUR Kingdom of Belgium Government Bond
(a)
............................. 0.90% 6/22/2029 1,874,229
3,800,000 EUR Kingdom of Belgium Government Bond
(a)
............................. 2.85% 10/22/2034 4,222,236
6,096,465
CANADA - 0.9%
1,970,000 CAD Canadian Government Bond ..................................... 3.25% 12/1/2034 1,387,473
1,460,000 CAD Canadian Government Bond ..................................... 3.25% 6/1/2035 1,025,400
2,412,873
CZECH REPUBLIC - 2.8%
29,600,000 CZK Czech Republic Government Bond ................................. 2.75% 7/23/2029 1,345,631
112,600,000 CZK Czech Republic Government Bond ................................. 6.20% 6/16/2031 5,796,615
7,142,246
FRANCE - 4.9%
1,800,000 EUR French Republic Government Bond OAT
(a)
............................ 0.50% 5/25/2029 1,929,333
660,000 EUR French Republic Government Bond OAT
(a)
............................ 0.00% 11/25/2029 686,584
5,996,886 EUR French Republic Government Bond OAT
(a)
............................ 0.70% 7/25/2030 6,796,611
2,700,000 EUR French Republic Government Bond OAT
(a)
............................ 1.50% 5/25/2031 2,882,030
12,294,558
GERMANY - 4.7%
5,600,000 EUR Bundesrepublik Deutschland Bundesanleihe .......................... 0.00% 2/15/2031 5,693,503
5,600,000 EUR Bundesrepublik Deutschland Bundesanleihe .......................... 1.70% 8/15/2032 6,062,328
11,755,831
HUNGARY - 5.1%
1,420,000,000 HUF Hungary Government Bond ...................................... 7.00% 10/24/2035 5,200,640
2,130,000,000 HUF Hungary Government Bond ...................................... 6.25% 9/23/2037 7,518,759
12,719,399
IRELAND - 1.6%
680,000 EUR Ireland Government Bond ....................................... 0.90% 5/15/2028 754,662
2,910,000 EUR Ireland Government Bond ....................................... 1.10% 5/15/2029 3,191,719
3,946,381
ITALY - 1.4%
3,130,000 EUR Italy Buoni Poliennali Del Tesoro ................................... 3.60% 10/1/2035 3,598,558
JAPAN - 6.8%
361,000,000 JPY Japan Government Ten Year Bond ................................. 0.10% 12/20/2026 2,210,871
812,500,000 JPY Japan Government Ten Year Bond ................................. 0.10% 12/20/2027 4,912,703
500,000,000 JPY Japan Government Twenty Year Bond ............................... 1.90% 3/20/2031 3,077,939
910,000,000 JPY Japan Government Twenty Year Bond ............................... 0.50% 3/20/2038 4,261,349
560,000,000 JPY Japan Government Twenty Year Bond ............................... 0.30% 9/20/2039 2,403,838
16,866,700
MEXICO - 3.4%
56,000,000 MXN Mexican Bonos ............................................... 8.50% 2/28/2030 3,224,709
93,000,000 MXN Mexican Bonos ............................................... 7.75% 5/29/2031 5,170,164
8,394,873
NEW ZEALAND - 1.7%
2,180,000 NZD New Zealand Government Bond ................................... 1.50% 5/15/2031 1,110,596
5,590,000 NZD New Zealand Government Bond ................................... 4.50% 5/15/2035 3,229,573
4,340,169
PERU - 1.8%
13,900,000 PEN Peru Government Bond ......................................... 6.15% 8/12/2032 4,409,093
POLAND - 1.5%
14,000,000 PLN Republic of Poland Government Bond ............................... 5.00% 10/25/2035 3,667,982
PORTUGAL - 2.9%
4,670,000 EUR Portugal Obrigacoes do Tesouro OT
(a)
............................... 0.48% 10/18/2030 4,863,302
2,140,000 EUR Portugal Obrigacoes do Tesouro OT
(a)
............................... 3.00% 6/15/2035 2,419,722
7,283,024

DoubleLine Global Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)
2
PRINCIPAL
AMOUNT SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
SOUTH AFRICA - 5.1%
55,470,000 ZAR Republic of South Africa Government Bond ........................... 8.88% 2/28/2035 3,511,393
132,300,000 ZAR Republic of South Africa Government Bond ........................... 10.88% 3/31/2038 9,356,219
12,867,612
SPAIN - 5.9%
1,470,000 EUR Spain Government Bond
(a)
....................................... 1.30% 10/31/2026 1,673,189
4,440,000 EUR Spain Government Bond
(a)
....................................... 0.60% 10/31/2029 4,743,807
7,870,000 EUR Spain Government Bond
(a)
....................................... 0.50% 4/30/2030 8,283,364
14,700,360
UNITED KINGDOM - 4.1%
4,800,000 GBP United Kingdom Gilt ........................................... 4.38% 3/7/2030 6,396,018
2,900,000 GBP United Kingdom Gilt ........................................... 4.25% 3/7/2036 3,685,795
10,081,813
Total Foreign Government Bonds, Foreign Agencies and Foreign Government
Sponsored Corporations
(Cost $151,106,178) 146,326,298
US GOVERNMENT AND AGENCY OBLIGATIONS - 37.8%
UNITED STATES - 37.8%
4,270,000 USD United States Treasury Notes ..................................... 0.63% 3/31/2027 4,164,390
4,230,000 USD United States Treasury Notes ..................................... 0.50% 10/31/2027 4,031,801
3,670,000 USD United States Treasury Notes ..................................... 0.63% 11/30/2027 3,493,668
9,040,000 USD United States Treasury Notes ..................................... 0.63% 12/31/2027 8,580,584
11,630,000 USD United States Treasury Notes ..................................... 0.75% 1/31/2028 11,026,240
11,450,000 USD United States Treasury Notes ..................................... 0.63% 5/15/2030 10,006,227
14,460,000 USD United States Treasury Notes ..................................... 0.63% 8/15/2030 12,524,563
12,000,000 USD United States Treasury Notes ..................................... 0.88% 11/15/2030 10,422,188
5,560,000 USD United States Treasury Notes ..................................... 4.38% 5/15/2036 5,530,897
11,730,000 USD United States Treasury Bonds .................................... 1.13% 5/15/2040 7,426,785
11,420,000 USD United States Treasury Bonds .................................... 1.38% 11/15/2040 7,386,643
11,030,000 USD United States Treasury Bonds .................................... 1.75% 8/15/2041 7,396,778
1,880,000 USD United States Treasury Bonds .................................... 1.25% 5/15/2050 895,093
1,710,000 USD United States Treasury Bonds .................................... 1.38% 8/15/2050 839,236
1,510,000 USD United States Treasury Bonds .................................... 1.88% 2/15/2051 839,672
94,564,765
Total US Government and Agency Obligations
(Cost $95,452,434) 94,564,765
Total Investments - 96.3%
(Cost $246,558,612) 240,891,063
Other Assets in Excess of Liabilities - 3.7% 9,344,416
NET ASSETS - 100.0%
$250,235,479
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2026, the value of these securities total 40,374,407 or 16.13% of the Fund’s net assets.
AUD Australian Dollar
CAD Canadian Dollar
CZK Czech Republic Koruna
EUR Euro
GBP British Pound
HUF Hungarian Forint
JPY Japanese Yen
MXN Mexican Peso
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
USD United States Dollar
ZAR South African Rand

DoubleLine Global Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)
3
Forward Currency Exchange Contracts
Settlement Date Counterparty Currency to be Delivered Value Currency to be Received Value
Unrealized
Appreciation
(Depreciation)
07/17/2026 Goldman Sachs 3,748,280 USD $ 3,748,280 19,200,000 BRL $ 3,703,862 $ (44,418)
$ (44,418)
BRL Brazilian Real
USD United States Dollar